Rental Vehicles (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Depreciation	$ 2,488	$ 1,115
Minimum [Member]
Property, Plant and Equipment [Line Items]
Lessee, Finance Lease, Term of Contract	30 months		12 months
Maximum [Member]
Property, Plant and Equipment [Line Items]
Lessee, Finance Lease, Term of Contract	36 months		36 months
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years		5 years
Depreciation	$ 1,522,844	$ 1,045,960	$ 1,434,896	$ 993,531